Investment in Non-Controlled Joint Ventures (Details Narrative) - LS Boston Point LLC [Member] - USD ($)	Dec. 04, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of Investments [Line Items]
Ownership percentage		100.00%	100.00%
Proceeds from sale of interest	$ 50,764,158
Fenway Point Partners LLC [Member]
Schedule of Investments [Line Items]
Ownership percentage		50.00%	50.00%
Point Condo Holdings LLC [Member]
Schedule of Investments [Line Items]
Ownership percentage		50.00%	50.00%	50.00%
Investment		$ 0